Dividend - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	Jul. 12, 2017 TWD ($)	Jul. 12, 2017 USD ($)	May 26, 2017 $ / shares	Dec. 19, 2016 TWD ($)	May 31, 2016 $ / shares
Disclosure of dividends [Line Items]
Dividend paid			$ 1.00		$ 2.09
Dividend paid	$ 856,754	$ 28,906		$ 1,792,553
Capital surplus [member]
Disclosure of dividends [Line Items]
Dividend paid			$ 0.70